CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Assets:
Cash and cash equivalents	$ 59,408,555	$ 34,406,970
Cash-segregated for regulatory purpose	317,915,092	6,695,436
Term deposits	65,601,207	29,999,865
Receivables from customers (net of allowance of US$nil as of December 31, 2018 and 2019)	106,113,896	353,304
Receivables from brokers, dealers, and clearing organizations (net of allowance of US$nil as of December 31, 2018 and 2019):
Related parties	185,047,211	9,619,438
Others	9,274,205	1,073,972
Financial instruments held, at fair value	14,881,240	6,435,241
Prepaid expenses and other current assets	8,020,192	5,803,195
Amounts due from related parties	3,484,434	8,518,358
Total current assets	769,746,032	102,905,779
Right-of-use-assets	5,732,559
Property, equipment and intangible assets, net	9,535,541	2,330,433
Goodwill	2,421,403
Long-term investments	6,017,219	2,386,691
Other noncurrent assets	3,045,732	1,255,447
Deferred tax assets	12,561,461	6,336,815
Total assets	809,059,947	115,215,165
Liabilities:
Payables to customers	512,481,679	6,564,154
Payables to brokers, dealers and clearing organizations
Related parties	53,774,882
Others	1,355,112
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of US$6,939,074 and US$9,267,717 as of December 31, 2018 and 2019, respectively)	16,881,957	10,423,107
Deferred income - current	697,330
Lease liabilities - current (including lease liabilities - current of the consolidated VIEs without recourse to the Group of US$1,097,916 as of December 31, 2019)	2,401,566
Total current liabilities	587,592,526	16,987,261
Deferred income - non-current	1,552,595
Lease liabilities - non-current (including lease liabilities - non-current of the consolidated VIEs without recourse to the Group of US$100,701 as of December 31, 2019)	3,440,092
Deferred tax liabilities	1,449,000
Total liabilities	594,034,213	16,987,261
Commitments and Contingencies (Note 18)
Mezzanine equity:
Redeemable noncontrolling interest of sponsored fund	3,084,122	2,204,940
Total mezzanine equity	3,084,122	124,105,861
Shareholders' (deficit)/equity:
Additional paid-in capital	285,767,622	42,520,332
Statutory reserve	724,008
Accumulated deficit	(73,704,745)	(66,391,306)
Accumulated other comprehensive loss	(866,421)	(544,988)
Total UP Fintech Holding Limited shareholder's (deficit)/equity	211,941,612	(24,406,223)
Noncontrolling interest		(1,471,734)
Total (deficit)/equity	211,941,612	(25,877,957)
Total liabilities, mezzanine equity and (deficit)/equity	809,059,947	115,215,165
Series A convertible redeemable preferred shares
Mezzanine equity:
Preferred stock		16,486,780
Series B-1 convertible redeemable preferred shares
Mezzanine equity:
Preferred stock		17,169,446
Series B-2 convertible redeemable preferred shares
Mezzanine equity:
Preferred stock		9,593,789
Series B-3 convertible redeemable preferred shares
Mezzanine equity:
Preferred stock		21,470,906
Series C convertible redeemable preferred shares
Mezzanine equity:
Preferred stock		47,980,000
Subscriptions receivable		(800,000)
Series C-1 convertible redeemable preferred shares
Mezzanine equity:
Preferred stock		10,000,000
Class A ordinary shares
Shareholders' (deficit)/equity:
Common stock	17,772	2,166
Class B ordinary shares
Shareholders' (deficit)/equity:
Common stock	$ 3,376	3,376
Angle preferred shares
Shareholders' (deficit)/equity:
Equity with preferential rights		$ 4,197